Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 372,006		¥ 354,268
Held-to-maturity Securities
Gain (Loss) on Securities [Line Items]
Impairment loss on securities	¥ 0	¥ 0
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 207,210		201,034
Equity method Investments, aggregated market values	¥ 373,477		¥ 308,137